Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 191,125	$ 346,260
Deposits	700	700
Prepaid expenses	14,226	20,504
Total Current Assets	206,051	367,464
TOTAL ASSETS	206,051	367,464
CURRENT LIABILITIES
Accounts payable and accrued liabilities	14,816	16,909
TOTAL CURRENT LIABILITIES	14,816	16,909
TOTAL LIABILITIES	14,816	16,909
Commitments and contingencies	0	0
STOCKHOLDERS' EQUITY
Common stock, 3,000,000,000 shares authorized, par value $0.001; 95,651,644 and 95,651,644 common shares outstanding, respectively	95,652	95,652
Additional paid in capital	4,322,347	4,322,347
Additional paid in capital - options	191,513	191,513
Additional paid in capital - warrants	369,115	369,115
Accumulated deficit	(4,787,392)	(4,628,072)
TOTAL STOCKHOLDERS' EQUITY	191,235	350,555
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 206,051	$ 367,464